Significant Accounting Policies (Details) - Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization and Any Impairments	12 Months Ended
Dec. 31, 2023
Computers [Member]
Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization and Any Impairments [Line Items]
Property and equipment estimated useful life	Straight line, 3 years
Right of use assets [Member]
Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization and Any Impairments [Line Items]
Property and equipment estimated useful life	Shorter of useful life or lease term